Derivative liability - Assumptions to determine fair value (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2024 $ / shares	Dec. 31, 2023 Y $ / shares
Derivative liability
Price per share	$ 1.6
Derivative liability
Derivative liability
Price per share		$ 0.84
Exercise price		$ 3.75
Derivative liability | Risk-free interest rate
Derivative liability
Significant valuation assumptions to determine the fair value of the derivative liabilities		3.91
Derivative liability | Expected volatility
Derivative liability
Significant valuation assumptions to determine the fair value of the derivative liabilities		90
Derivative liability | Expected life in years
Derivative liability
Significant valuation assumptions to determine the fair value of the derivative liabilities | Y		0.85
Derivative liability | Expected dividend yield
Derivative liability
Significant valuation assumptions to determine the fair value of the derivative liabilities		0